Schedule of consolidated financial statements the related party transactions (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Management fee income				$ 12,916
Agent commission		13,333	45,590	18,102
Patent License Agreement	[1]			707,028
Alps Globemedics Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Agent commission		105,050	196,531	120,189
Management fee income		$ 14,185	$ 13,534	$ 12,916

[1]	During the financial year ended March 31, 2024, the Company entered into a Patent License Agreement with a director of the Company, wherein the director shall grant to the Company an exclusive, royalty-free and non-transferable right and license all the patents stated in the agreement.